Average Annual Total Returns	Apr. 30, 2025
MarketVector AI Hyperscale Connectivity Leaders Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MarketVector AI Hyperscale Connectivity Leaders Index